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                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                 Small Cap Fund
                        Large Cap Disciplined Equity Fund

                         Supplement Dated August 20, 2004
            to the Class A Shares Prospectus Dated September 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES TO THE SMALL CAP FUND'S MARKET CAPITALIZATION RANGE

The Prospectus is hereby supplemented and amended to reflect changes in the market capitalization range of portfolio securities invested in by the Small Cap Fund (the "Fund"). Accordingly, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Fund" is hereby deleted and replaced with the following:

     Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented, or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

CHANGE IN SUB-ADVISER INFORMATION FOR LARGE CAP DISCIPLINED EQUITY FUND

The Prospectus is hereby amended and supplemented to reflect that as of July 1, 2004, the investment sub-advisory services provided to the Large Cap Disciplined Equity Fund by the Quantitative Management division of Prudential Investment Management, Inc. ("PIM") are instead rendered through PIM's subsidiary, Quantitative Management Associates LLC. There will not be any changes in the portfolio management team as a result of this change, and James H. Scott and Margaret Stumpp will continue to lead a team of investment professionals in managing the assets of the Fund.

In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to PIM under the sub-section entitled "Large Cap Disciplined Equity Fund" is hereby deleted and replaced with the following paragraph:

     QUANTITATIVE MANAGEMENT ASSOCIATES LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the Large Cap Disciplined Equity Fund. A team of investment professionals at QMA, led by James H. Scott, Chief Executive Officer, and Margaret Stumpp, Chief Investment Officer, manages the portion of the Large Cap Disciplined Equity Fund's assets allocated to QMA. Mr. Scott and Ms. Stumpp have been with QMA since the firm's formation in 2003. Prior to that, Mr. Scott and Ms. Stumpp were each employed by Prudential Investment Management, Inc. (PIM) for fifteen years, most recently as Senior Managing Directors. QMA is a subsidiary of PIM.

There are no changes to the other sub-advisers of the Large Cap Disciplined Equity Fund.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                       SEI INSTITUTIONAL INVESTMENTS TRUST

                                 Small Cap Fund

                         Supplement Dated August 20, 2004
            to the Class T Shares Prospectus Dated September 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS T SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES TO THE SMALL CAP FUND'S MARKET CAPITALIZATION RANGE

The Prospectus is hereby supplemented and amended to reflect changes in the market capitalization range of portfolio securities invested in by the Small Cap Fund (the "Fund"). Accordingly, the first paragraph in the "Investment Strategy" sub-section of the section entitled "Small Cap Fund" is hereby deleted and replaced with the following:

     Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented, or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts, and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                       SEI INSTITUTIONAL INVESTMENTS TRUST
                                 LARGE CAP FUND
                        LARGE CAP DISCIPLINED EQUITY FUND
                            SMALL/MID CAP EQUITY FUND
                                 SMALL CAP FUND
                            INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND
                             CORE FIXED INCOME FUND
                              HIGH YIELD BOND FUND
                         INTERNATIONAL FIXED INCOME FUND
                             LONG DURATION BOND FUND
                           EXTENDED DURATION BOND FUND
                              LARGE CAP INDEX FUND
                           LARGE CAP GROWTH INDEX FUND
                           LARGE CAP VALUE INDEX FUND

                        SUPPLEMENT DATED AUGUST 20, 2004
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED SEPTEMBER 30, 2003, AS
                            AMENDED FEBRUARY 6, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGE TO THE SMALL CAP FUND'S MARKET CAPITALIZATION RANGE

The SAI is hereby supplemented to reflect a change in the market capitalization range of portfolio securities invested in by the Small Cap Fund (the "Fund"). Accordingly, in the section entitled "Investment Objectives and Policies," the sub-section for the Fund on page S-5 is hereby deleted and replaced with the following:

        SMALL CAP FUND - The investment objective of the Small Cap Fund is capital appreciation.

        Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of smaller companies. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of both the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. Any remaining assets may be invested in investment grade fixed income securities (I.E., rated in one of the four highest rating categories by an NRSRO at the time of investment, or determined by a Sub-Adviser to be of equivalent quality), including variable and floating rate securities, or in equity securities of larger companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and REITs, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

        The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the 5% and 10% limits

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     set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

CHANGE IN INVESTMENT POLICY OF THE LONG DURATION BOND AND EXTENDED DURATION BOND FUNDS

The SAI is hereby supplemented to reflect that each of the Long Duration Bond Fund and Extended Duration Bond Fund may engage in reverse repurchase agreements and sale-buybacks, as discussed below. Accordingly, the following paragraph is hereby added under the section entitled "Description of Permitted Investments and Risk Factors" following the disclosure of "Repurchase Agreements" on page S-27:

     REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS--The Long Duration Bond Fund and the Extended Duration Bond Fund may enter into reverse repurchase agreements and engage in sale-buyback transactions. Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

     Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

     In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. A Fund's obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund's forward commitment to repurchase the underlying security.

CHANGE IN NON-FUNDAMENTAL POLICY REGARDING PLEDGING, HYPOTHECATING OR MORTGAGING OF ASSETS

The SAI is hereby supplemented to reflect a change in the non-fundamental policy regarding pledging, hypothecating or mortgaging of assets for each of the Large Cap Fund, Small Cap Fund, Core Fixed Income Fund, High Yield Bond Fund, International Fixed Income Fund,

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Emerging Markets Equity Fund, International Equity Fund, Large Cap Index Fund,
Large Cap Growth Index Fund, Large Cap Value Index Fund, Large Cap Disciplined Equity Fund, Small/Mid Cap Equity Fund, Long Duration Bond Fund and Extended Duration Bond Fund. Accordingly, the first non-fundamental policy, under the section entitled "Investment Limitations," on pages S-33 and S-35 is hereby deleted and replaced with the following:

     Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by
     Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

CHANGE IN SUB-ADVISER INFORMATION FOR LARGE CAP DISCIPLINED EQUITY FUND

The SAI is hereby amended and supplemented to reflect the following change for the Large Cap Disciplined Equity Fund. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Prudential Investment Management, Inc. on page S-41 is hereby deleted and replaced with the following paragraph:

     QUANTITATIVE MANAGEMENT ASSOCIATES LLC - Quantitative Management Associates LLC ("QMA") serves as a Sub-Adviser to a portion of the assets of the Large Cap Disciplined Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE